UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 7.17%, relative to a 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark index.
GWCM Commentary
The global pandemic was the predominant theme driving global economic and capital market activity during 2020. Many regions of the world shut down their economies, some multiple times, to mitigate the spread of Covid-19. Massive fiscal and monetary policy responses ensued and were crucial in providing aid to the global economy. However, the overall recovery has been uneven in nature. Manufacturing sectors rebounded quickly while parts of the service economy remain under duress. The health of the consumer and labor markets remain a key area of focus. Other major geopolitical events included the near deadline execution of Brexit and the results of the U.S. election. The International Monetary Fund projects global growth to end the year around 4.9%. While monetary policy was instrumental in healing the capital markets at the onset of the pandemic, through massive amounts of liquidity and easing of overall financial conditions, it was the rapid introduction of fiscal policy that did most of the heavy lifting.
While economic fundamentals have improved, it was the massive support provided by monetary and fiscal policy that drove strong performance in both fixed income and equity markets in 2020. The NASDAQ, Dow Jones, and S&P 500® Index ended the year at record levels and spreads in investment-grade fixed income have almost completely recovered from the massive widening in the spring. The total return for the benchmark index ended the year at a solid 7.51%. Within the benchmark index, investment-grade corporate bonds had a total return of 8.9%. Total returns in commercial mortgage-backed securities, asset-backed securities, and mortgage-backed securities were 8.1%, 4.5% and 3.9% respectively.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2011	10,721.00	10,784.00
2012	11,139.12	11,238.01
2013	10,859.13	11,010.58
2014	11,484.53	11,667.44
2015	11,511.37	11,731.61
2016	11,734.69	12,042.20
2017	12,093.77	12,468.71
2018	12,044.19	12,470.13
2019	13,018.56	13,557.11
2020	13,951.99	14,574.80

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	7.52%	4.28%	3.66%
Investor Class	7.17%	3.92%	3.39%
Class L	6.97%	3.68%	2.93%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	55.09%
Aa1	0.43
Aa2	3.51
Aa3	1.24
A1	3.84
A2	6.53
A3	6.51
Baa1	7.11
Baa2	8.23
Baa3	5.10
Ba1	1.05
Not Rated	0.59
Short Term Investments	0.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,011.80	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Investor Class
Actual	$1,000.00	$1,009.90	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54
Class L
Actual	$1,000.00	$1,009.10	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.14% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.36%
$ 1,000,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 1,038,317
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
500,000	1.66%, 06/17/2024	504,514
	Series 2019-A3 Class A3
250,000	2.06%, 08/15/2028	267,324
400,000	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	407,796
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	368,253
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	555,624
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	800,934
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	206,131
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	254,744
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	260,235
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	508,312
TOTAL ASSET-BACKED SECURITIES — 0.36% (Cost $5,069,249)		$ 5,172,184
CORPORATE BONDS AND NOTES
Basic Materials — 0.74%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	734,367
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	541,378
650,000	Dow Chemical Co 4.80%, 11/30/2028	798,755
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	875,331
500,000	Eastman Chemical Co 4.65%, 10/15/2044	632,017
500,000	International Paper Co 4.35%, 08/15/2048	653,727
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	Linde Inc 3.20%, 01/30/2026	$ 559,873
1,000,000	LYB International Finance III LLC 3.38%, 10/01/2040	1,067,057
250,000	Mosaic Co 5.45%, 11/15/2033	310,620
500,000	Newmont Corp 2.80%, 10/01/2029	545,518
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,190,011
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	564,256
500,000	Southern Copper Corp 5.25%, 11/08/2042	669,351
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,131,396
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	366,408
		10,640,065
Communications — 2.57%
1,000,000	Alphabet Inc 2.00%, 08/15/2026	1,071,959
	Amazon.com Inc
500,000	3.15%, 08/22/2027	569,644
1,000,000	2.50%, 06/03/2050	1,035,483
750,000	America Movil SAB de CV 2.88%, 05/07/2030	812,850
	AT&T Inc
2,000,000	2.75%, 06/01/2031	2,136,604
2,338,000	2.55%, 12/01/2033(a)	2,404,119
500,000	6.15%, 09/15/2034	679,514
1,000,000	3.30%, 02/01/2052	989,621
859,000	3.50%, 09/15/2053(a)	855,726
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	4.91%, 07/23/2025	580,926
1,500,000	5.38%, 05/01/2047	1,869,390
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,200,094
3,000,000	3.40%, 07/15/2046	3,443,905
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	790,621
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,300,658
1,000,000	Fox Corp 5.48%, 01/25/2039	1,369,681
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,093,394
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	877,629
1,500,000	T-Mobile USA Inc(a) 4.38%, 04/15/2040	1,830,555
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	628,013

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Communications — (continued)
	Verizon Communications Inc
$ 2,500,000	2.63%, 08/15/2026	$ 2,737,961
390,000	4.27%, 01/15/2036	483,166
2,250,000	3.85%, 11/01/2042	2,665,872
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,096,303
1,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,143,266
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,095,666
1,000,000	4.75%, 11/15/2046	1,356,331
		37,118,951
Consumer, Cyclical — 1.79%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,058,784
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	519,315
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,397,943
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	1,100,169
1,000,000	DR Horton Inc 1.40%, 10/15/2027	1,002,676
500,000	General Motors Co 5.15%, 04/01/2038	600,489
	General Motors Financial Co Inc
1,000,000	3.70%, 05/09/2023	1,059,856
1,000,000	2.75%, 06/20/2025(b)	1,069,091
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,202,657
1,000,000	3.30%, 04/15/2040	1,176,948
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	534,919
1,000,000	Lear Corp 5.25%, 05/15/2049	1,232,555
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,166,422
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,065,215
500,000	1.45%, 09/01/2025	518,392
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	476,711
500,000	PACCAR Financial Corp 2.30%, 08/10/2022	516,764
598,000	Ralph Lauren Corp 3.75%, 09/15/2025	672,009
567,000	Starbucks Corp 3.50%, 03/01/2028	649,607
1,000,000	Tapestry Inc 3.00%, 07/15/2022	1,021,672
500,000	Target Corp 3.38%, 04/15/2029	585,856
750,000	TJX Cos Inc 3.50%, 04/15/2025	837,210
1,000,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,048,391
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,250,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	$ 1,382,185
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,073,848
500,000	3.63%, 12/15/2047	632,925
1,000,000	2.95%, 09/24/2049	1,150,763
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,109,404
		25,862,776
Consumer, Non-Cyclical — 5.05%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	548,512
500,000	1.40%, 06/30/2030(b)	507,722
	AbbVie Inc
500,000	3.75%, 11/14/2023	545,159
2,250,000	2.60%, 11/21/2024	2,411,957
500,000	4.50%, 05/14/2035	627,768
1,000,000	4.88%, 11/14/2048	1,350,599
500,000	Aetna Inc 3.88%, 08/15/2047	595,334
	Altria Group Inc
500,000	2.85%, 08/09/2022	519,224
1,000,000	3.88%, 09/16/2046	1,054,614
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	543,313
	Amgen Inc
500,000	3.15%, 02/21/2040	549,652
1,392,000	2.77%, 09/01/2053(a)	1,393,464
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,129,746
1,000,000	4.70%, 02/01/2036	1,268,406
500,000	4.90%, 02/01/2046	650,723
1,000,000	Anheuser-Busch InBev Worldwide Inc 3.75%, 07/15/2042	1,135,971
	Anthem Inc
500,000	3.35%, 12/01/2024	550,813
1,000,000	2.25%, 05/15/2030(b)	1,061,541
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	988,891
500,000	BAT Capital Corp 4.39%, 08/15/2037	559,085
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	573,592
500,000	4.67%, 06/06/2047	655,476
500,000	Biogen Inc 4.05%, 09/15/2025	572,861
	Bristol-Myers Squibb Co
1,000,000	3.63%, 05/15/2024	1,096,199
1,000,000	4.13%, 06/15/2039	1,273,638
1,750,000	Cigna Corp 4.80%, 08/15/2038	2,277,211
1,000,000	Coca-Cola Co 2.60%, 06/01/2050	1,053,081
750,000	Conagra Brands Inc 4.60%, 11/01/2025	883,267

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Constellation Brands Inc 5.25%, 11/15/2048	$ 702,381
	CVS Health Corp
1,000,000	2.63%, 08/15/2024	1,071,397
750,000	1.30%, 08/21/2027	753,159
1,000,000	2.70%, 08/21/2040	1,010,187
1,797,062	CVS Pass Through Trust 6.04%, 12/10/2028	2,087,404
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,165,919
1,000,000	Eli Lilly and Co 2.25%, 05/15/2050	980,882
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,083,786
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,198,482
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	1,006,456
1,000,000	2.60%, 10/01/2040	1,008,106
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	539,184
500,000	Global Payments Inc 4.15%, 08/15/2049	615,480
2,000,000	HCA Inc 4.13%, 06/15/2029	2,319,073
1,000,000	Health Care Service Corp(a) 3.20%, 06/01/2050	1,079,668
1,000,000	Hershey Co 1.70%, 06/01/2030	1,028,264
500,000	Humana Inc 3.95%, 03/15/2027	575,249
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,208,126
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	608,299
1,000,000	5.09%, 05/25/2048	1,408,690
1,000,000	Kroger Co 2.20%, 05/01/2030	1,050,248
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,052,500
357,000	McCormick & Co Inc 3.25%, 11/15/2025	387,994
72,000	Medtronic Inc 4.63%, 03/15/2045	101,990
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,162,827
500,000	1.45%, 06/24/2030	505,075
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	572,831
500,000	Moody's Corp 3.25%, 01/15/2028	562,430
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,072,989
	PepsiCo Inc
1,000,000	2.25%, 03/19/2025	1,069,875
1,000,000	3.45%, 10/06/2046	1,207,061
	Pfizer Inc
500,000	4.00%, 12/15/2036	632,440
1,000,000	2.55%, 05/28/2040	1,067,041
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Philip Morris International Inc
$ 500,000	1.13%, 05/01/2023	$ 509,842
500,000	4.13%, 03/04/2043	611,166
1,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,000,723
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	984,157
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	1,060,359
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,112,452
	Takeda Pharmaceutical Co Ltd
500,000	5.00%, 11/26/2028	620,980
1,000,000	2.05%, 03/31/2030	1,022,582
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,157,756
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,139,104
500,000	3.50%, 08/15/2039	594,009
1,000,000	2.90%, 05/15/2050	1,104,994
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	571,934
1,000,000	Viatris Inc(a) 3.85%, 06/22/2040	1,127,158
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,160,213
1,000,000	Zoetis Inc 2.00%, 05/15/2030	1,034,780
		73,085,521
Energy — 2.36%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	559,920
1,000,000	BP Capital Markets America Inc 2.77%, 11/10/2050	987,454
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,097,857
500,000	Canadian Natural Resources Ltd 2.95%, 01/15/2023	522,914
	Chevron Corp
500,000	3.19%, 06/24/2023	531,751
500,000	2.98%, 05/11/2040	552,748
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,101,736
1,059,000	CNOOC Finance 2013 Ltd 4.25%, 05/09/2043	1,204,411
1,438,000	ConocoPhillips 5.90%, 10/15/2032	1,962,764
700,000	Ecopetrol SA 4.13%, 01/16/2025	761,257

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	$ 1,082,213
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030	1,083,253
664,000	4.85%, 08/15/2042	824,604
200,000	EOG Resources Inc 2.63%, 03/15/2023	208,703
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	547,149
1,500,000	3.45%, 04/15/2051	1,711,118
500,000	Halliburton Co 5.00%, 11/15/2045	593,523
500,000	Husky Energy Inc 4.00%, 04/15/2024	535,776
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,049,656
500,000	4.70%, 11/01/2042	571,060
500,000	Kinder Morgan Inc(b) 2.00%, 02/15/2031	504,995
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	628,404
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	573,026
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,173,700
500,000	4.50%, 04/15/2038	571,233
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	1,162,399
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	646,211
500,000	Phillips 66 4.65%, 11/15/2034	605,353
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,065,594
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,147,354
	Shell International Finance BV
1,000,000	2.75%, 04/06/2030	1,102,744
500,000	4.13%, 05/11/2035	625,059
500,000	3.63%, 08/21/2042	582,602
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,120,778
500,000	Suncor Energy Inc 6.80%, 05/15/2038	698,144
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,042,827
750,000	Total Capital International SA 2.88%, 02/17/2022	771,364
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	810,243
500,000	Valero Energy Corp 7.50%, 04/15/2032	698,196
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Williams Cos Inc 3.75%, 06/15/2027	$ 1,140,612
		34,160,705
Financial — 8.41%
1,000,000	AerCap Ireland Capital Designated Activity Co 3.88%, 01/23/2028	1,080,227
500,000	Air Lease Corp 2.88%, 01/15/2026	528,949
326,086	ALEX Alpha LLC 1.62%, 08/15/2024	332,539
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	498,843
1,000,000	American Express Co 8.15%, 03/19/2038	1,588,157
1,000,000	American International Group Inc 3.40%, 06/30/2030	1,145,102
	Athene Global Funding(a)
1,000,000	2.95%, 11/12/2026	1,072,278
825,000	2.45%, 08/20/2027	855,068
476,000	AvalonBay Communities Inc REIT(b) 2.95%, 05/11/2026	526,017
1,000,000	Banco Santander SA 3.85%, 04/12/2023	1,074,045
	Bank of America Corp
2,000,000	3.30%, 01/11/2023	2,120,309
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,088,632
1,000,000	3.95%, 04/21/2025	1,127,238
2,000,000	2.50%, 02/13/2031(c) 3-mo. LIBOR + 0.99%	2,122,980
500,000	6.11%, 01/29/2037	727,502
1,000,000	2.68%, 06/19/2041(c) 1-yr. SOFR + 1.93%	1,040,305
1,000,000	5.88%, 02/07/2042	1,519,961
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,084,453
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,096,188
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,251,258
2,000,000	Barclays PLC 3.65%, 03/16/2025	2,200,272
1,000,000	Berkshire Hathaway Finance Corp 2.85%, 10/15/2050	1,070,185
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,127,549
1,000,000	3.25%, 04/30/2029	1,158,353
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	546,457
420,000	Brighthouse Financial Inc 4.70%, 06/22/2047	442,979

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	$ 547,575
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,109,960
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,062,018
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,098,348
1,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,013,131
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,254,994
2,250,000	4.45%, 09/29/2027	2,652,758
1,000,000	3.52%, 10/27/2028(c) 3-mo. LIBOR + 1.15%	1,130,094
	Credit Suisse AG
500,000	3.63%, 09/09/2024	555,363
1,000,000	3.75%, 03/26/2025	1,109,998
1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	1,036,673
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	992,816
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	1,016,525
1,000,000	GE Capital International Funding Unlimited Co 3.37%, 11/15/2025	1,112,745
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,122,615
1,000,000	3.80%, 03/15/2030	1,176,053
1,100,000	6.75%, 10/01/2037	1,681,325
1,000,000	6.25%, 02/01/2041	1,564,033
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	566,565
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,103,385
1,500,000	3.90%, 05/25/2026	1,711,759
750,000	6.50%, 09/15/2037	1,096,290
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,100,334
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	1,016,593
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,115,636
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,127,851
	JPMorgan Chase & Co
2,600,000	3.88%, 09/10/2024	2,910,812
1,000,000	2.08%, 04/22/2026(c) 1-yr. SOFR + 1.85%	1,055,917
2,000,000	3.63%, 12/01/2027	2,273,775
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	1,216,314
1,000,000	5.50%, 10/15/2040	1,468,549
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Korea Development Bank 0.50%, 10/27/2023	$ 501,558
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,126,602
1,000,000	0.75%, 09/30/2030(b)	976,630
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,168,877
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,700,413
1,000,000	Markel Corp 3.63%, 03/30/2023	1,063,556
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	608,484
500,000	Mastercard Inc 3.30%, 03/26/2027	570,222
1,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	1,013,044
2,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	2,663,578
1,000,000	Mizuho Financial Group Inc(c) 1.98%, 09/08/2031 3-mo. LIBOR + 1.27%	1,024,394
	Morgan Stanley
1,000,000	3.70%, 10/23/2024	1,113,278
1,000,000	2.19%, 04/28/2026(c) 1-yr. SOFR + 1.99%	1,056,032
574,000	3.13%, 07/27/2026	642,772
2,500,000	4.35%, 09/08/2026	2,947,972
1,000,000	4.30%, 01/27/2045	1,333,992
1,500,000	Natwest Group PLC 3.88%, 09/12/2023	1,627,444
1,000,000	Oesterreichische Kontrollbank AG(b) 0.38%, 09/17/2025	994,982
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,041,768
500,000	Protective Life Corp 8.45%, 10/15/2039	786,750
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,093,828
500,000	Realty Income Corp REIT 3.65%, 01/15/2028	570,206
1,000,000	Royal Bank of Canada 1.15%, 06/10/2025	1,021,661
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	1,049,891
1,000,000	State Street Corp 3.10%, 05/15/2023	1,063,266
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,054,969
1,000,000	1.47%, 07/08/2025	1,023,925
250,000	Susa Partnership LP 7.50%, 12/01/2027	318,201
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	1,006,740

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	Synchrony Bank 3.00%, 06/15/2022	$ 2,065,149
1,000,000	Toronto-Dominion Bank 3.25%, 03/11/2024	1,085,864
500,000	Travelers Cos Inc 6.25%, 06/15/2037	764,120
1,000,000	Truist Bank 3.20%, 04/01/2024	1,085,305
1,000,000	Truist Financial Corp 1.95%, 06/05/2030	1,036,676
1,000,000	US Bancorp 3.10%, 04/27/2026	1,112,676
500,000	US Bank NA 1.95%, 01/09/2023	515,782
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	550,975
500,000	VEREIT Operating Partnership LP REIT 3.95%, 08/15/2027	566,705
1,000,000	Visa Inc 3.15%, 12/14/2025	1,121,607
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,684,653
2,500,000	3.00%, 04/22/2026	2,750,840
750,000	4.30%, 07/22/2027	878,400
1,000,000	4.40%, 06/14/2046	1,251,066
500,000	Welltower Inc REIT 4.00%, 06/01/2025	566,441
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	1,048,140
		121,676,084
Industrial — 2.69%
500,000	3M Co 2.00%, 02/14/2025	529,931
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,082,029
	Boeing Co
2,000,000	2.95%, 02/01/2030(b)	2,068,859
1,000,000	5.71%, 05/01/2040	1,293,113
213,268	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	222,581
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	721,262
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,166,170
500,000	Carrier Global Corp 3.38%, 04/05/2040	545,523
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,065,066
500,000	Caterpillar Inc 5.20%, 05/27/2041	729,516
	CSX Corp
250,000	4.25%, 03/15/2029	302,722
Principal Amount		Fair Value
Industrial — (continued)
$ 750,000	4.75%, 05/30/2042	$ 986,075
1,000,000	FedEx Corp 4.10%, 02/01/2045	1,178,032
500,000	General Dynamics Corp 4.25%, 04/01/2040	649,984
1,000,000	General Electric Co 4.13%, 10/09/2042	1,170,524
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	734,132
500,000	Honeywell International Inc 2.70%, 08/15/2029	559,075
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,148,040
1,750,000	John Deere Capital Corp 1.75%, 03/09/2027	1,836,937
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,013,304
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	660,585
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,034,478
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	1,091,156
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,130,335
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	1,067,918
500,000	Packaging Corp of America 4.50%, 11/01/2023	551,356
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	617,506
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	539,975
1,000,000	3.75%, 11/01/2046	1,184,722
1,000,000	4.35%, 04/15/2047	1,311,163
500,000	Rockwell Automation Inc 2.88%, 03/01/2025	542,010
350,000	Roper Technologies Inc 1.00%, 09/15/2025	354,146
615,000	Ryder System Inc 2.80%, 03/01/2022	630,816
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	679,198
500,000	Smiths Group PLC(a) 3.63%, 10/12/2022	523,901
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,085,298
1,000,000	Textron Inc 3.90%, 09/17/2029	1,147,190
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,083,161
	Union Pacific Corp
250,000	2.15%, 02/05/2027	265,140
500,000	3.60%, 09/15/2037	582,575

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	3.80%, 10/01/2051	$ 610,735
	Union Pacific Railroad Co Pass Through Trust
	Series 2006-1
496,897	5.87%, 07/02/2030	586,202
	Series 2007-3
220,666	6.18%, 01/02/2031	268,708
500,000	United Parcel Service Inc 2.40%, 11/15/2026	545,595
500,000	Vulcan Materials Co 3.90%, 04/01/2027	582,701
1,000,000	Waste Management Inc 1.50%, 03/15/2031	990,782
250,000	WRKCo Inc 3.90%, 06/01/2028	289,744
		38,959,971
Technology — 2.11%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	981,755
500,000	Adobe Inc 2.30%, 02/01/2030	540,902
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,084,775
1,500,000	3.00%, 11/13/2027	1,690,255
1,000,000	3.85%, 05/04/2043	1,261,444
1,000,000	2.40%, 08/20/2050	1,021,334
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	1,035,726
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	2,159,185
1,000,000	Broadcom Inc 4.15%, 11/15/2030	1,155,964
1,000,000	Dell International LLC / EMC Corp(a) 4.00%, 07/15/2024	1,102,454
1,000,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	1,190,299
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,191,777
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	513,683
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,111,857
1,000,000	4.10%, 05/19/2046	1,270,833
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,083,113
1,000,000	4.00%, 06/20/2042	1,237,291
	Microsoft Corp
2,000,000	3.45%, 08/08/2036	2,463,334
1,000,000	4.45%, 11/03/2045	1,421,252
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,188,768
800,000	2.50%, 04/01/2025	858,958
1,500,000	3.85%, 07/15/2036	1,809,269
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	QUALCOMM Inc 3.25%, 05/20/2050	$ 1,158,589
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	1,036,499
		30,569,316
Utilities — 2.23%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,044,865
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	1,222,698
1,000,000	Appalachian Power Co 3.70%, 05/01/2050	1,200,497
1,000,000	Baltimore Gas and Electric Co 4.25%, 09/15/2048	1,302,498
500,000	Berkshire Hathaway Energy Co(a) 3.70%, 07/15/2030	591,113
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,167,712
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	554,933
1,000,000	Consolidated Edison Co of New York Inc(b) 3.13%, 11/15/2027	1,117,875
500,000	Dominion Energy Inc 3.38%, 04/01/2030	569,250
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,251,032
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,031,274
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,074,945
250,000	Duke Energy Corp 3.75%, 09/01/2046	290,891
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	1,021,924
500,000	5.65%, 04/01/2040	729,023
656,234	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	698,865
1,000,000	Entergy Corp 0.90%, 09/15/2025	999,440
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,048,249
1,000,000	Eversource Energy(b) 3.45%, 01/15/2050	1,136,464
1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	1,091,976
1,000,000	FirstEnergy Corp(b) 2.65%, 03/01/2030	1,002,645
500,000	Florida Power & Light Co 3.15%, 10/01/2049	575,184
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	641,247
500,000	Louisville Gas and Electric Co 5.13%, 11/15/2040	666,869

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	$ 1,081,619
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,099,526
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,293,546
500,000	PacifiCorp 4.15%, 02/15/2050	651,148
1,000,000	Public Service Electric and Gas Co 4.05%, 05/01/2045	1,220,302
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,076,406
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,061,312
	Southern Co
500,000	3.70%, 04/30/2030	578,681
500,000	4.40%, 07/01/2046	627,969
500,000	Union Electric Co 8.45%, 03/15/2039	855,661
500,000	Virginia Electric and Power Co 3.80%, 09/15/2047	616,113
		32,193,752
TOTAL CORPORATE BONDS AND NOTES — 27.95% (Cost $366,484,098)		$ 404,267,141
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,035,265
	Asian Development Bank
1,000,000	0.63%, 04/07/2022	1,005,374
1,500,000	2.63%, 01/30/2024	1,608,122
1,500,000	5.82%, 06/16/2028	2,010,941
500,000	Chile Government International Bond 3.50%, 01/25/2050	573,750
	Colombia Government International Bond
500,000	4.50%, 03/15/2029	578,125
1,000,000	5.00%, 06/15/2045	1,220,000
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	1,000,224
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,688,665
2,000,000	0.63%, 07/25/2025	2,018,704
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,073,290
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	1,094,520
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,119,600
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Inter-American Development Bank
$ 3,500,000	1.75%, 04/14/2022	$ 3,570,347
1,000,000	0.63%, 07/15/2025	1,007,921
	International Bank for Reconstruction & Development
1,000,000	1.63%, 02/10/2022	1,015,910
1,500,000	7.63%, 01/19/2023(b)	1,724,913
1,000,000	0.63%, 04/22/2025	1,009,457
1,000,000	0.75%, 11/24/2027	1,000,221
500,000	0.75%, 08/26/2030	487,401
400,000	International Finance Corp 0.38%, 07/16/2025	398,670
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,140,064
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,708,768
	Mexico Government International Bond
1,000,000	4.75%, 04/27/2032	1,203,500
1,750,000	4.60%, 01/23/2046	2,045,312
1,000,000	3.77%, 05/24/2061	1,039,750
	Panama Government International Bond
1,000,000	3.16%, 01/23/2030	1,107,500
1,000,000	2.25%, 09/29/2032	1,030,000
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,093,400
1,000,000	Peruvian Government International Bond 2.84%, 06/20/2030	1,107,000
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	621,780
500,000	2.95%, 05/05/2045	526,579
1,000,000	Province of Alberta Canada(a)(b) 2.05%, 08/17/2026	1,069,395
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,152,501
1,500,000	Province of Ontario Canada(b) 3.20%, 05/16/2024	1,640,241
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,117,618
1,000,000	1.35%, 05/28/2030(b)	1,013,089
500,000	Republic of Italy Government International Bond 2.38%, 10/17/2024	525,781
1,000,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,127,744
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	1,003,845

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Uruguay Government International Bond
$ 500,000	4.38%, 01/23/2031	$ 613,125
500,000	4.98%, 04/20/2055	693,750
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.58% (Cost $48,833,379)		$ 51,822,162
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.24%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	568,835
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	345,925
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,118,127
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,915,421
543,086	COMM Mortgage Trust Series 2013-CR8 Class A4 3.33%, 06/10/2046	572,505
1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	1,116,143
2,500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,735,532
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,395,523
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	524,250
	Series 2020-C55 Class A5
2,000,000	2.73%, 02/15/2053	2,190,757
499,797	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	527,770
		18,010,788
Principal Amount		Fair Value
U.S. Government Agency — 28.18%
	Federal Home Loan Mortgage Corp
$ 367,114	4.00%, 05/01/2026	$ 390,580
98,265	3.50%, 08/01/2026	104,315
254,595	3.00%, 01/01/2027	267,674
5,732	7.50%, 05/01/2027	6,430
606,580	2.50%, 11/01/2028	640,032
1,160,179	3.00%, 02/01/2029	1,238,334
11,011	6.50%, 04/01/2029	12,340
1,368,437	2.50%, 02/01/2030	1,453,695
1,513	7.50%, 08/01/2030	1,807
2,710,040	2.50%, 12/01/2031	2,833,496
434,299	2.50%, 02/01/2032	458,647
299,589	3.50%, 04/01/2032	323,933
77,383	6.50%, 11/01/2032	86,719
689,123	2.50%, 12/01/2032	720,074
306,203	3.50%, 05/01/2033	325,876
349,325	3.50%, 06/01/2033	377,800
620,848	4.00%, 07/01/2033	669,494
411,015	3.50%, 03/01/2034	435,462
496,742	4.00%, 06/01/2034	541,681
695,477	3.50%, 09/01/2034	736,907
690,151	2.00%, 10/01/2034	721,152
357,240	2.50%, 02/01/2035	372,356
608,201	2.50%, 03/01/2035	633,750
1,505,321	2.00%, 07/01/2035	1,573,159
890,814	3.00%, 07/01/2035	935,335
730,522	2.00%, 10/01/2035	763,580
1,341,475	1.50%, 12/01/2035	1,380,594
17,957	6.00%, 03/01/2036	21,516
15,606	6.00%, 04/01/2036	18,687
71,956	5.00%, 06/01/2036	83,665
1,261,615	3.00%, 09/01/2036	1,333,875
135,136	5.50%, 10/01/2037	158,911
13,929	5.50%, 11/01/2037	15,700
11,633	5.50%, 12/01/2037	12,992
343,080	3.50%, 10/01/2038	363,893
130,451	5.00%, 12/01/2039	151,707
313,548	5.00%, 02/01/2040	364,456
247,417	5.00%, 05/01/2040	287,771
467,130	2.50%, 07/01/2040	492,861
480,844	2.00%, 08/01/2040	500,312
572,116	2.50%, 08/01/2040	604,326
142,349	5.00%, 08/01/2040	165,565
697,292	2.00%, 12/01/2040	724,518
596,252	4.00%, 01/01/2041	654,206
1,180,928	4.00%, 02/01/2041	1,303,401
211,740	4.00%, 04/01/2041	233,417
354,705	4.00%, 03/01/2042	389,240
596,559	3.50%, 11/01/2042	648,514
509,995	3.50%, 05/01/2043	554,817
762,497	4.00%, 11/01/2043	840,988
330,974	4.50%, 11/01/2043	371,317
1,208,672	3.50%, 11/01/2044	1,302,514
2,100,841	3.00%, 04/01/2045	2,218,851
1,130,207	3.00%, 08/01/2045	1,221,413
823,223	3.50%, 10/01/2045	881,167
1,349,464	3.50%, 04/01/2046	1,437,501

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,540,184	3.00%, 11/01/2046	$ 1,627,957
1,519,604	3.00%, 12/01/2046	1,601,207
5,071,831	3.00%, 02/01/2047	5,363,746
818,586	2.50%, 03/01/2047	875,936
1,236,266	3.50%, 11/01/2047	1,309,828
2,076,935	3.50%, 08/01/2048	2,270,943
469,247	4.00%, 09/01/2048	500,839
987,787	4.00%, 01/01/2049	1,054,154
2,847,883	3.50%, 05/01/2049	3,122,668
665,324	3.50%, 06/01/2049	701,223
421,878	3.50%, 08/01/2049	445,050
670,098	4.50%, 08/01/2049	750,309
715,966	3.00%, 09/01/2049	756,806
726,566	3.50%, 09/01/2049	766,666
1,435,368	4.00%, 09/01/2049	1,530,748
1,719,037	4.50%, 09/01/2049	1,863,948
911,008	2.50%, 10/01/2049	961,030
719,425	3.00%, 10/01/2049	763,009
212,388	3.50%, 10/01/2049	224,217
544,175	4.00%, 10/01/2049	580,430
2,468,075	4.50%, 11/01/2049	2,732,336
4,255,299	3.50%, 12/01/2049	4,590,449
3,028,511	3.00%, 02/01/2050	3,240,916
3,343,596	4.00%, 02/01/2050	3,576,588
267,359	3.00%, 03/01/2050	285,980
630,303	5.00%, 03/01/2050	696,746
1,292,882	3.50%, 04/01/2050	1,390,361
2,943,898	2.50%, 05/01/2050	3,105,544
2,297,012	4.00%, 05/01/2050	2,503,131
3,961,769	2.50%, 07/01/2050	4,179,306
559,021	4.50%, 07/01/2050	608,172
1,921,442	2.00%, 08/01/2050	1,995,852
5,156,084	3.00%, 08/01/2050	5,415,514
3,740,759	2.00%, 09/01/2050	3,885,622
4,377,817	2.50%, 09/01/2050	4,618,199
984,184	3.00%, 09/01/2050	1,041,429
1,619,250	2.50%, 10/01/2050	1,708,162
5,824,501	2.00%, 11/01/2050	6,050,060
2,143,106	1.50%, 12/01/2050	2,165,674
3,150,000	2.00%, 01/01/2051	3,271,986
500,000	2.50%, 01/01/2051	527,455
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,114,324
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,148,140
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,258,033
	Series K077 Class A2
1,750,000	3.85%, 05/25/2028(d)	2,085,405
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,823,490
	Series K100 Class A2
507,000	2.67%, 09/25/2029	569,513
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K104 Class A2
$ 300,000	2.25%, 01/25/2030	$ 326,531
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,189,881
	Federal National Mortgage Association
2,744	8.00%, 11/01/2022	2,772
253,708	3.50%, 02/01/2026	268,957
2,167,349	2.50%, 06/01/2028	2,270,524
34,502	6.00%, 01/01/2029	40,279
425,886	3.00%, 03/01/2029	454,027
362,893	3.50%, 04/01/2029	395,743
214,641	3.50%, 09/01/2029	231,960
575,240	3.50%, 08/01/2030	610,141
258,617	4.00%, 09/01/2030	278,595
820,054	3.00%, 10/01/2030	876,871
85,466	8.00%, 10/01/2030	99,034
653,780	3.50%, 01/01/2031	694,024
1,118,648	3.00%, 02/01/2031	1,195,070
2,054,664	2.50%, 09/01/2031	2,144,605
478,365	2.00%, 10/01/2031	502,295
231,885	3.50%, 01/01/2032	247,128
189,801	3.50%, 02/01/2032	202,830
50,804	6.50%, 06/01/2032	58,206
732,788	3.00%, 08/01/2032	769,101
55,860	6.50%, 08/01/2032	64,019
2,440,719	3.00%, 10/01/2032	2,561,177
414,067	3.00%, 11/01/2032	438,998
728,296	2.50%, 01/01/2033	760,623
782,688	3.00%, 02/01/2033	829,728
244,941	5.50%, 03/01/2033	284,551
37,239	5.00%, 09/01/2033	42,994
38,469	5.50%, 01/01/2034	43,897
284,577	4.00%, 02/01/2034	310,630
659,314	3.50%, 03/01/2034	698,300
179,840	5.50%, 03/01/2034	209,371
164,085	5.50%, 05/01/2034	191,848
549,135	2.50%, 09/01/2034	572,534
712,535	3.00%, 01/01/2035	747,538
44,383	5.50%, 02/01/2035	52,142
608,921	3.00%, 03/01/2035	645,430
788,194	3.00%, 04/01/2035	827,112
488,555	5.00%, 05/01/2035	567,180
1,640,377	2.50%, 06/01/2035	1,713,746
2,567,422	2.00%, 07/01/2035	2,683,490
9,326	5.00%, 07/01/2035	10,839
879,722	2.00%, 09/01/2035	919,542
100,052	5.00%, 09/01/2035	115,821
1,169,635	1.50%, 10/01/2035	1,203,318
104,943	5.00%, 10/01/2035	121,854
73,579	6.00%, 10/01/2035	88,225
89,058	5.50%, 11/01/2035	105,060
2,486,414	2.00%, 12/01/2035	2,600,355
732,816	3.50%, 04/01/2036	791,158
72,742	6.00%, 04/01/2036	84,902
7,053	6.50%, 08/01/2036	7,901
88,829	5.50%, 10/01/2036	103,562
59,294	5.50%, 11/01/2036	69,671

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 595,979	6.00%, 12/01/2036	$ 710,161
1,474,762	3.00%, 01/01/2037	1,582,144
48,281	5.00%, 07/01/2037	55,736
267,181	5.50%, 08/01/2037	313,714
399,500	5.50%, 01/01/2038	469,641
196,474	6.00%, 03/01/2038	233,034
97,690	5.50%, 07/01/2038	114,667
146,009	2.50%, 05/01/2039	154,572
60,770	6.00%, 05/01/2039	72,050
500,062	4.50%, 08/01/2039	561,453
524,857	5.00%, 08/01/2039	610,097
431,838	5.00%, 12/01/2039	502,666
242,947	4.50%, 03/01/2040	272,770
732,637	2.50%, 05/01/2040	772,865
344,907	5.00%, 06/01/2040	400,821
280,271	4.50%, 08/01/2040	312,361
780,989	2.00%, 09/01/2040	812,052
552,495	4.50%, 09/01/2040	620,067
159,563	4.50%, 11/01/2040	179,102
224,700	5.00%, 11/01/2040	261,248
400,000	1.50%, 01/01/2041	407,900
2,562,286	4.00%, 02/01/2041	2,815,317
1,062,744	4.50%, 03/01/2041	1,185,075
913,542	5.00%, 05/01/2041	1,044,126
286,149	4.50%, 10/01/2041	320,798
962,029	3.50%, 12/01/2041	1,037,533
979,695	4.00%, 01/01/2042	1,076,964
2,192,480	3.00%, 09/01/2042	2,332,543
2,000,461	3.00%, 12/01/2042	2,121,028
1,280,475	3.00%, 02/01/2043	1,383,994
924,981	3.00%, 03/01/2043	979,237
628,366	3.00%, 04/01/2043	672,158
1,386,159	3.50%, 04/01/2043	1,465,122
2,326,493	3.50%, 05/01/2043	2,555,901
280,805	4.00%, 07/01/2043	310,305
1,126,397	3.00%, 08/01/2043	1,200,319
671,655	3.50%, 08/01/2043	730,111
302,515	4.00%, 09/01/2043	334,297
730,496	3.50%, 08/01/2044	798,506
1,163,967	4.00%, 08/01/2044	1,300,518
353,387	4.00%, 06/01/2045	387,705
2,554,037	2.50%, 07/01/2045	2,694,277
988,824	3.50%, 11/01/2045	1,065,669
1,921,820	3.50%, 12/01/2045	2,071,953
1,439,756	3.50%, 01/01/2046	1,533,985
3,027,105	3.50%, 02/01/2046	3,240,038
1,331,405	3.50%, 03/01/2046	1,424,608
2,638,242	3.00%, 06/01/2046	2,784,504
3,090,633	3.50%, 07/01/2046	3,301,896
671,804	2.50%, 10/01/2046	715,033
2,877,472	3.00%, 10/01/2046	3,064,025
1,930,874	4.00%, 10/01/2046	2,091,322
1,559,801	3.00%, 12/01/2046	1,639,832
757,646	3.50%, 12/01/2046	810,890
732,721	4.00%, 03/01/2047	789,537
851,627	4.00%, 06/01/2047	917,211
405,683	4.50%, 06/01/2047	443,618
739,310	4.00%, 07/01/2047	791,723
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,757,142	4.00%, 08/01/2047	$ 1,889,394
2,509,988	4.00%, 10/01/2047	2,692,125
704,909	4.00%, 07/01/2049	772,244
2,444,255	4.50%, 07/01/2049	2,651,040
3,911,086	4.00%, 08/01/2049	4,177,055
802,045	3.00%, 09/01/2049	853,926
1,836,270	4.50%, 10/01/2049	2,008,814
1,351,903	3.00%, 11/01/2049	1,417,440
3,030,264	3.50%, 11/01/2049	3,249,116
5,858,449	3.00%, 12/01/2049	6,161,492
1,775,873	3.50%, 12/01/2049	1,924,656
2,268,774	3.00%, 01/01/2050	2,385,172
2,344,573	3.00%, 03/01/2050	2,462,028
454,795	3.50%, 03/01/2050	485,534
1,294,221	3.00%, 04/01/2050	1,358,282
2,515,201	2.50%, 05/01/2050	2,653,308
3,264,452	3.50%, 05/01/2050	3,456,315
1,740,133	2.00%, 06/01/2050	1,807,521
864,604	4.00%, 06/01/2050	937,349
445,140	4.50%, 06/01/2050	483,919
691,647	2.50%, 07/01/2050	729,625
435,636	4.00%, 07/01/2050	469,582
5,420,753	2.00%, 08/01/2050	5,630,676
4,077,617	2.50%, 08/01/2050	4,301,516
7,560,375	2.50%, 09/01/2050	7,975,508
2,229,358	3.00%, 09/01/2050	2,341,236
3,184,172	2.50%, 10/01/2050	3,361,771
1,936,202	1.50%, 11/01/2050	1,956,591
3,476,703	2.00%, 11/01/2050	3,611,342
997,244	2.50%, 11/01/2050	1,053,458
6,900,000	2.00%, 01/01/2051	7,167,208
1,172,000	Federal National Mortgage Association Alternative Credit Enhancement Security(d) Series 2017-M4 Class A2 2.58%, 12/25/2026	1,285,655
	Government National Mortgage Association
3,767	7.00%, 07/15/2025	4,016
3,188	7.50%, 12/15/2025	3,237
69,525	3.50%, 02/15/2026	73,624
665,110	2.50%, 04/15/2027	693,365
463,943	3.00%, 06/20/2027	487,774
164,187	5.00%, 11/15/2033	188,944
29,925	5.50%, 12/15/2035	35,274
39,370	5.00%, 12/20/2035	44,909
74,952	6.00%, 01/20/2036	87,009
90,451	5.50%, 02/20/2036	105,882
525,179	5.00%, 06/15/2039	600,179
310,510	4.50%, 01/20/2040	345,781
188,065	4.00%, 05/20/2040	208,385
157,572	4.50%, 07/20/2040	175,539
148,306	4.50%, 09/20/2040	165,256
564,892	4.00%, 10/15/2040	622,602
318,774	4.00%, 09/15/2041	348,092
57,480	4.50%, 12/20/2041	65,096
845,315	3.50%, 06/20/2042	919,256
971,462	3.50%, 08/15/2042	1,035,854

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,099,898	2.50%, 12/20/2042	$ 1,176,142
343,694	3.00%, 02/15/2043	361,702
1,357,682	3.50%, 02/20/2043	1,491,251
4,090,412	3.50%, 06/20/2044	4,451,061
1,504,149	3.50%, 10/20/2044	1,634,910
1,153,681	4.50%, 11/20/2044	1,287,897
1,944,034	3.00%, 01/20/2046	2,071,210
1,211,280	3.50%, 02/20/2046	1,306,866
379,705	4.00%, 03/20/2046	416,600
2,623,919	3.00%, 04/20/2046	2,793,529
1,044,518	3.50%, 05/20/2046	1,130,772
1,543,049	3.00%, 08/20/2046	1,644,164
4,459,840	3.00%, 09/20/2046	4,741,525
723,795	3.50%, 09/20/2046	780,100
1,352,498	3.50%, 10/20/2046	1,458,386
6,017,287	3.00%, 12/20/2046	6,412,010
6,670,052	3.00%, 01/20/2047	7,106,882
1,221,013	3.50%, 04/20/2047	1,309,782
966,405	3.50%, 07/20/2047	1,037,649
2,557,391	3.50%, 08/20/2047	2,740,495
884,901	4.50%, 11/15/2047	980,517
2,207,734	4.00%, 01/20/2048	2,383,966
258,803	4.50%, 02/20/2048	281,617
574,565	4.00%, 03/20/2048	618,979
531,742	5.00%, 11/20/2048	581,442
5,468,828	4.00%, 05/20/2049	5,890,439
2,473,444	4.50%, 06/20/2049	2,674,350
413,821	2.50%, 08/20/2049	437,882
519,878	5.00%, 11/20/2049	567,631
678,137	4.00%, 01/20/2050	723,395
1,213,597	2.50%, 02/20/2050	1,284,441
757,760	3.00%, 02/20/2050	792,596
5,647,693	3.50%, 04/20/2050	5,990,637
540,413	4.00%, 04/20/2050	576,195
2,187,113	2.50%, 06/20/2050	2,315,917
1,215,287	3.00%, 06/20/2050	1,271,793
891,849	4.00%, 06/20/2050	951,636
6,557,330	2.50%, 08/20/2050	6,944,939
1,183,002	3.00%, 08/20/2050	1,243,669
344,288	3.50%, 09/20/2050	367,850
2,038,020	2.00%, 10/20/2050	2,131,349
2,485,745	2.50%, 10/20/2050	2,633,139
2,350,000	2.00%, 12/20/2050	2,458,840
1,000,000	2.50%, 12/20/2050	1,059,334
		407,635,771
TOTAL MORTGAGE-BACKED SECURITIES — 29.42% (Cost $415,766,135)		$ 425,646,559
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,285,620
105,000	Energy Northwest 2.81%, 07/01/2024	109,473
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	$ 1,808,613
2,000,000	Port of Morrow 2.99%, 09/01/2036	2,220,120
600,000	State of Illinois 5.10%, 06/01/2033	645,726
1,000,000	State of Texas 5.52%, 04/01/2039	1,486,890
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,506,920
TOTAL MUNICIPAL BONDS AND NOTES — 0.76% (Cost $9,441,958)		$ 11,063,362
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Bank Funding Corp 0.25%, 05/06/2022	1,001,846
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	766,066
2,000,000	3.25%, 11/16/2028(b)	2,390,624
	Federal Home Loan Mortgage Corp
1,750,000	2.38%, 01/13/2022	1,790,388
4,500,000	1.50%, 02/12/2025	4,719,730
5,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	5,446,187
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022	1,798,345
760,000	7.13%, 05/01/2030(b)	1,158,841
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.32% (Cost $18,279,487)		$ 19,072,027
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
12,000,000	1.75%, 03/31/2022	12,243,750
10,000,000	1.75%, 04/30/2022	10,217,187
11,500,000	1.88%, 05/31/2022	11,784,805
13,000,000	2.13%, 06/30/2022	13,388,477
13,000,000	2.00%, 07/31/2022	13,382,383
14,200,000	1.63%, 08/15/2022	14,544,461
12,400,000	1.75%, 09/30/2022	12,749,719
12,500,000	1.63%, 11/15/2022	12,847,656
6,500,000	2.13%, 12/31/2022	6,758,223
8,000,000	1.75%, 01/31/2023	8,268,750
12,000,000	1.50%, 02/28/2023	12,352,500
6,500,000	1.50%, 03/31/2023	6,697,539
4,000,000	1.75%, 05/15/2023	4,151,875
8,500,000	1.38%, 06/30/2023	8,759,648
11,500,000	0.13%, 07/15/2023	11,493,711
11,000,000	1.25%, 07/31/2023	11,312,383

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,000,000	2.50%, 08/15/2023	$ 7,429,844
5,000,000	1.38%, 09/30/2023	5,167,773
8,000,000	0.13%, 10/15/2023	7,993,750
3,500,000	2.75%, 11/15/2023	3,759,355
6,000,000	2.25%, 01/31/2024	6,382,734
10,000,000	2.13%, 02/29/2024	10,612,109
6,500,000	2.50%, 05/15/2024	7,003,496
9,500,000	2.38%, 08/15/2024	10,237,734
5,000,000	1.50%, 09/30/2024	5,235,156
8,750,000	2.25%, 11/15/2024	9,424,707
4,000,000	1.50%, 11/30/2024	4,193,906
9,000,000	1.38%, 01/31/2025	9,403,594
6,500,000	2.00%, 02/15/2025	6,958,301
7,500,000	2.13%, 05/15/2025	8,093,555
13,000,000	0.25%, 05/31/2025	12,973,086
13,000,000	0.25%, 06/30/2025	12,964,453
6,000,000	2.25%, 11/15/2025	6,550,781
5,000,000	0.38%, 11/30/2025	5,005,859
9,500,000	1.63%, 02/15/2026	10,101,914
7,000,000	2.00%, 11/15/2026	7,616,602
8,000,000	0.63%, 03/31/2027	8,045,000
11,000,000	0.50%, 04/30/2027	10,968,633
2,500,000	2.38%, 05/15/2027	2,787,598
12,500,000	0.50%, 06/30/2027	12,442,871
1,000,000	2.25%, 08/15/2027	1,108,398
5,000,000	0.38%, 09/30/2027	4,921,484
6,000,000	2.75%, 02/15/2028	6,877,500
9,500,000	2.88%, 05/15/2028	11,001,816
1,500,000	3.13%, 11/15/2028	1,775,098
3,500,000	2.63%, 02/15/2029	4,015,840
1,500,000	2.38%, 05/15/2029	1,694,297
2,500,000	1.63%, 08/15/2029(b)	2,672,852
1,000,000	1.75%, 11/15/2029	1,080,117
10,000,000	0.63%, 05/15/2030	9,770,312
12,000,000	0.63%, 08/15/2030	11,692,500
8,500,000	1.13%, 05/15/2040	8,056,406
11,500,000	1.13%, 08/15/2040	10,869,297
2,000,000	3.38%, 05/15/2044	2,730,313
4,000,000	3.13%, 08/15/2044	5,266,094
5,000,000	3.00%, 11/15/2044	6,459,375
13,000,000	2.50%, 02/15/2045	15,474,062
12,500,000	2.50%, 02/15/2046	14,904,785
4,500,000	3.00%, 02/15/2047	5,872,852
7,000,000	2.75%, 11/15/2047	8,767,227
2,000,000	3.00%, 02/15/2048	2,620,391
2,000,000	3.00%, 08/15/2048	2,625,859
2,500,000	2.00%, 02/15/2050	2,709,473
15,250,000	1.25%, 05/15/2050	13,803,633
9,000,000	1.38%, 08/15/2050	8,409,375
4,000,000	1.63%, 11/15/2050	3,976,250
TOTAL U.S. TREASURY BONDS AND NOTES — 36.74% (Cost $508,230,322)		$ 531,461,484
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,280,000	BlackRock FedFund Institutional Class(e), 0.00%(f)	$ 1,280,000
2,100,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	2,100,000
1,280,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	1,280,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $4,660,000)		$ 4,660,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.79%
$3,799,582	Undivided interest of 6.80% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $3,799,582 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(e)	3,799,582
3,799,582	Undivided interest of 6.98% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $ 3,799,582 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(e)	3,799,582

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,738,598	Undivided interest of 7.36% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $ 3,738,598 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(e)	$ 3,738,598
TOTAL SHORT TERM INVESTMENTS — 0.79% (Cost $11,337,762)		$ 11,337,762
TOTAL INVESTMENTS — 101.24% (Cost $1,388,102,390)		$1,464,502,681
OTHER ASSETS & LIABILITIES, NET — (1.24)%		$ (17,873,528)
TOTAL NET ASSETS — 100.00%		$1,446,629,153
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2020.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $15,544,792 of securities on loan)(a)	$1,453,164,919
Repurchase agreements, fair value(b)	11,337,762
Cash	32,806
Interest receivable	6,690,288
Subscriptions receivable	707,233
Receivable for investments sold	9,841,873
Total Assets	1,481,774,881
LIABILITIES:
Payable for director fees	5,258
Payable for distribution fees	3
Payable for investments purchased	13,447,937
Payable for other accrued fees	74,482
Payable for shareholder services fees	163,810
Payable to investment adviser	156,909
Payable upon return of securities loaned	15,997,762
Redemptions payable	5,299,567
Total Liabilities	35,145,728
NET ASSETS	$1,446,629,153
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,487,807
Paid-in capital in excess of par	1,350,522,565
Undistributed/accumulated earnings	83,618,781
NET ASSETS	$1,446,629,153
NET ASSETS BY CLASS
Investor Class	$524,343,593
Class L	$1,178
Institutional Class	$922,284,382
CAPITAL STOCK:
Authorized
Investor Class	120,000,000
Class L	10,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	34,676,625
Class L	126
Institutional Class	90,201,314
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.12
Class L	$9.35
Institutional Class	$10.22
(a) Cost of investments	$1,376,764,628
(b) Cost of repurchase agreements	$11,337,762
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$30,465,255
Income from securities lending	40,882
Total Income	30,506,137
EXPENSES:
Management fees	1,893,607
Shareholder services fees – Investor Class	1,190,216
Shareholder services fees – Class L	793,845
Audit and tax fees	38,418
Custodian fees	32,374
Director's fees	20,142
Distribution fees – Class L	565,112
Legal fees	6,017
Pricing fees	81,265
Registration fees	76,973
Shareholder report fees	42,344
Transfer agent fees	11,389
Other fees	5,495
Total Expenses	4,757,197
Less amount waived by investment adviser	70,605
Net Expenses	4,686,592
NET INVESTMENT INCOME	25,819,545
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	40,876,604
Net Realized Gain	40,876,604
Net change in unrealized appreciation on investments	29,521,606
Net Change in Unrealized Appreciation	29,521,606
Net Realized and Unrealized Gain	70,398,210
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,217,755
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West Bond Index Fund	2020	2019
OPERATIONS:
Net investment income	$25,819,545	$37,547,646
Net realized gain	40,876,604	9,502,332
Net change in unrealized appreciation	29,521,606	75,560,035
Net Increase in Net Assets Resulting from Operations	96,217,755	122,610,013
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(23,392)
Class L	-	(24,486)
Institutional Class	-	(93,143)
From return of capital	0	(141,021)
From net investment income and net realized gains
Investor Class	(12,554,161)	(3,442,667)
Class L	(5,297,707)	(5,630,438)
Institutional Class	(42,377,343)	(27,331,389)
From net investment income and net realized gains	(60,229,211)	(36,404,494)
Total Distributions	(60,229,211)	(36,545,515)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	579,235,474	122,784,650
Class L	185,932,650	88,913,723
Institutional Class	270,315,550	209,886,329
Shares issued in reinvestment of distributions
Investor Class	12,554,161	3,466,059
Class L	5,297,707	5,654,924
Institutional Class	42,377,343	27,424,532
Shares redeemed
Investor Class	(319,398,646)	(207,454,252)
Class L	(460,006,721)	(78,994,602)
Institutional Class	(389,272,418)	(176,725,997)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(72,964,900)	(5,044,634)
Total Increase (Decrease) in Net Assets	(36,976,356)	81,019,864
NET ASSETS:
Beginning of year	1,483,605,509	1,402,585,645
End of year	$1,446,629,153	$1,483,605,509
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	37,833,957	8,742,957
Class L	19,522,212	10,099,423
Institutional Class	25,853,914	21,360,532
Shares issued in reinvestment of distributions
Investor Class	832,049	244,271
Class L	563,347	630,494
Institutional Class	4,138,454	2,770,993
Shares redeemed
Investor Class	(20,947,091)	(14,542,761)
Class L	(48,444,807)	(8,826,148)
Institutional Class	(38,049,216)	(17,802,499)
Net Increase (Decrease)	(18,697,181)	2,677,262
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$14.51	0.22	0.82	1.04	-	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (d)	(0.15)	-	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (d)	(0.18)	-	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (d)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (d)	0.26	(0.00) (d)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
Class L
12/31/2020	$ 9.08	0.14	0.49	0.63	-	(0.15)	(0.21)	(0.36)	$ 9.35	6.97%
12/31/2019	$ 8.60	0.18	0.49	0.67	(0.00) (d)	(0.19)	-	(0.19)	$ 9.08	7.82%
12/31/2018	$ 8.83	0.18	(0.24)	(0.06)	(0.00) (d)	(0.17)	-	(0.17)	$ 8.60	(0.67%)
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (d)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (d)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
Institutional Class
12/31/2020	$ 9.97	0.20	0.55	0.75	-	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (d)	(0.28)	-	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (d)	(0.28)	-	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (d)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (d)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$330,201	0.50%	0.50%	1.99%	33%
12/31/2016	$323,718	0.50%	0.50%	1.86%	42%
Class L
12/31/2020	$ 1	0.77%	0.75%	1.49%	70%
12/31/2019	$257,606	0.77%	0.75%	2.04%	40%
12/31/2018	$227,584	0.77%	0.75%	2.05%	31%
12/31/2017	$281,689	0.76%	0.75%	1.75%	33%
12/31/2016	$167,319	0.75%	0.75%	1.57%	42%
Institutional Class
12/31/2020	$922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$981,158	0.15%	0.15%	2.35%	33%
12/31/2016	$831,966	0.15%	0.15%	2.21%	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 70%, 40%, 31%, 33%, and 41% for the years ended December 31 2020, 2019, 2018, 2017, and 2016, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

Annual Report - December 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2020, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2020

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$34,200,701	$36,404,494
Long-term capital gain	26,028,510	-
Return of capital	-	141,021
	$60,229,211	$36,545,515
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	6,153,231
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	77,465,550
Tax composition of capital	$83,618,781
At December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2020, the Fund utilized $1,560,243 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2020, there were no remaining capital loss carryforwards.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$1,387,037,131
Gross unrealized appreciation on investments	81,923,085
Gross unrealized depreciation on investments	(4,457,535)
Net unrealized appreciation on investments	$77,465,550

Annual Report - December 31, 2020

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$65,392	$59,620	$70,605	$0
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $251,827,277 and $251,236,540, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $766,700,347 and $862,793,042, respectively.

Annual Report - December 31, 2020

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $15,544,792 and received collateral as reported on the Statement of Assets and Liabilities of $15,997,762 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$5,945,428
Foreign Government Bonds and Notes	5,032,565
U.S. Government Agency Bonds and Notes	3,645,450
U.S. Treasury Bonds and Notes	1,374,319
Total secured borrowings	$15,997,762
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021